INCOME TAX EXPENSE (Details) € in Millions, $ in Millions		12 Months Ended
	Mar. 11, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Income tax (expense) / credit:
Current tax expense domestic			€ (16)		€ (62)	€ 11
Current tax expense foreign			(7)		(11)	(9)
Deferred tax (expense)/benefit domestic			46		34	(62)
Deferred tax (expense)/benefit foreign			(1)		0	(1)
Total income tax (expense) / credit			22	$ 24	(39)	(61)
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates
Income tax calculated based on statutory income tax rate of 29% (2014: 26%, 2015: 29%)			(74)		(933)	(677)
Adjustments to relating to income taxes from prior years			(285)		(9)	0
Effect of tax exempt income			(89)		(168)	(165)
Effect of different tax rates in other countries			(11)		6	(14)
Non deductible expenses			23		133	37
Effect of change in income tax rate			0		(697)	0
Valuation allowance for deferred tax assets			416		1,080	918
Non-offsettable income taxes with current year income taxes			(2)		18	2
Effect from offsetting of prior year carry forward tax losses			0		598	0
Income tax audit settlement			0		27	0
Other			0		(16)	(40)
Income tax expense / (benefit)			(22)		39	61
Deferred Tax Assets:
Allowance for loan losses							€ 3,094	€ 2,956
Mark to market valuation of securities and derivatives							511	519
Pension and other post retirement benefits							107	104
Insurance reserves							74	55
Revaluation of land and buildings							162	163
Intangibles recognized upon acquisition and other assets							1	1
Tax loss carried forward							1,690	794
Other							267	317
PSI tax losses							2,294	2,385
Gross deferred tax assets							8,200	7,294
Deferred tax assets / liabilities for netting							(32)	(43)
Net deferred tax assets							8,168	7,251
Valuation allowance for deferred tax assets		€ (7,980)	(7,057)		(7,057)	(5,977)	(7,980)	(7,057)	€ (5,977)
Net deferred tax assets after valuation allowance							188	194
Deferred Tax Liabilities:
Allowance for loan losses							(7)	(10)
Mark to market valuation of securities and derivatives							(1)	(10)
Insurance reserves							(1)	0
Revaluation of land and buildings							(6)	(6)
Intangibles recognised upon acquisition and other assets							(10)	(13)
Tax free reserves							(18)	(18)
Other							(6)	(8)
Gross deferred tax liabilities							(49)	(65)
Deferred tax liabilities / assets for netting							32	43
Net deferred tax liabilities							(17)	(22)
Deferred Tax Assets Net Of Valuation Allowance Reconciliation [Abstract]
Opening Balance		7,980	7,057		5,977
Charge for the period from continuing operations			416		1,080	918
Charge for the period from discontinued operations			507		0
Closing Balance			7,980		7,057	5,977
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total							5,879
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year		€ 3	3		3	3
Reductions related to positions taken during prior years			0		9	0
Settlements			0		(9)	0
Balance, at end of year			€ 3		€ 3	€ 3
Income Tax Disclosure Textual Details [Abstract]
Statutory corporation income tax rate			29.00%	29.00%	29.00%	26.00%
Profit distribution withholding tax		15.00%	10.00%	10.00%
Realization Of Deferred Tax Assets			€ 188		€ 194
Deferred tax asset before valuation allowance on tax losses carry forward							1,690	794
Tax loss carry forwards							5,879
Total net effect of valuation allowance							0	0	0
Deferred Tax Assets Liabilities Net Before Allocation Allowance							0	€ 697	€ 0
Unrecognized Tax Benefits Income Tax Penalties Expenses	€ 36
The allocation of income / (loss) before income tax between domestic and foreign
Income / (loss) before income tax domestic			(345)		(3,191)	€ (2,672)
Income / (loss) before income tax foreign			87		(27)	67
Total			€ (258)		€ (3,218)	€ (2,605)
National Bank Of Greece S.A
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2011-2016	2011-2016
NBG London Branch (United Kingdom)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2015-2016	2015-2016
United Bulgarian Bank A.D. Sofia (Bulgaria)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2014-2016	2014-2016
Vojvodjanska Banka A.D. Novi Sad (Serbia)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2010-2016	2010-2016
Banca Romaneasca S.A. (Romania)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2011-2016	2011-2016
National Securities S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2009-2016	2009-2016
NBG Asset Management Mutual Funds S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2009-2016	2009-2016
Ethniki Leasing S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2010-2016	2010-2016
Ethniki Hellenic General Insurance S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2010-2016	2010-2016
2017
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total							430
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards							430
2018
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total							156
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards							156
2019
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total							2,151
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards							2,151
2020
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total							1,009
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards							1,009
2021
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total							2,133
Income Tax Disclosure Textual Details [Abstract]
Tax loss carry forwards							€ 2,133